Related Party Transactions	12 Months Ended
Jun. 30, 2019
Disclosure of transactions between related parties [abstract]
Related Party Transactions

12.	Related Party Transactions

Key management personnel include persons having the authority and responsibility for planning, directing and controlling the activities of the Company as a whole, and includes the Company's officers, its CEO, Acting CFO, VP of Business Development, and the Company's directors.

As at the 30 June 2019 end of this fiscal year, a total of $227,045 (30 June 2018 - $320,951) was payable to the officers of the Company as accumulated and unpaid salary and fees. These amounts are included in accounts payable and are unsecured and non-interest bearing.

During this fiscal year ended 30 June 2019, the Company paid or accrued salary, fees, or other compensation to the officers of the Company in the amount of $142,445 (2018 - $148,604, 2017 - $275,470).

During this fiscal year ended 30 June 2019, the Company's VP of Business Development converted an amount of $17,500 in accrued and unpaid salary into 350,000 common shares of the Company (Note 11).

As at the 30 June 2019 of this fiscal year, the Company has a loan payable to its CEO in the amount of $87,500 (2018 - $87,500) for cash loaned by the CEO to the Company. The Loan is interest free with no fixed repayment terms.

During this fiscal year ended 30 June 2019, the Company granted 7,500,000 incentive stock options to its directors and officers, with an exercise price of $0.05 and term expiring 30 June 2021. The fair value of these incentive stock options was determined to be $92,250 (2018 - $41,950), using Black Scholes Option Pricing model (Note 11).

During the year ended 30 June 2018, the Company granted 4,500,000 incentive stock options to its directors and officers, with an exercise price of $0.15 and term of one year. The fair value of these incentive stock options was determined to be $41,950, using Black Scholes Option Pricing model (Note 11).

During this fiscal year ended 30 June 2019, the Company amended the terms of 3,000,000 outstanding common share purchase warrants held by three directors of the Company were amended to reflect a reduction in exercise price from $0.10 each to $0.05 each and an extension of their term and expiry date from 31 August 2018 until a new expiry date on 30 June 2020 (Note 11).

During the previous fiscal year ended 30 June 2018, the Company's CEO voluntarily suspended and terminated payment and accrual of salary commencing from 1 July 2017 and continuing until such time as the Company's financial condition permits a resumption of such cost. The CEO also forgave $75,000 in accrued and unpaid salary and agreed to convert $150,000 in accrued and unpaid salaries into 3,000,000 common shares of the Company (Note 11).

During the previous fiscal year ended 30 June 2018, the Company's former CFO resigned effective 31 December 2017, forgave $72,494 in accrued but unpaid salary, and agreed to convert $200,000 in accrued but unpaid salaries into 4,000,000 common shares of the Company (Note 11). From the 31 December 2017 resignation date of the former CFO, the Company terminated accrual of salary upon his resignation date and agreed to pay a total amount of $125,000 by end November 2018 to settle all outstanding compensation and amounts due. Commencing from 1 January 2018, the CFO agreed to continue as "Acting CFO" without additional compensation and did so until his replacement as Acting CFO on 7 November 2018. Accordingly, during the current fiscal year ended 30 June 2019, the Company did not pay or accrue salary for the former CFO. On 7 December 2018 the former CFO ceased to be a director and also thereupon ceased to be a related party of the Company. As at 30 June 2019, the Company has paid a total of $75,000 of the amount due the former CFO by end November 2018; and a total remaining balance amount of $50,000 is past due and unpaid.

During the previous fiscal year ended 30 June 2018, an aggregate amount of $13,100 in personal loans made to the Company by its current Acting CFO was offset and repaid in full and an amount of 2,000,000 warrants issued by the Company to the same director on 13 October 2015 were exercised at the warrant exercise price of $0.01 per share for cash proceeds of $20,000. (Note 11).

During the previous fiscal year ended 30 June 2018, the Company issued 3,000,000 units of its securities, each unit consisting of one common share and one warrant to purchase an additional common share at a price of $0.10 for one year, to three directors of the Company, in conjunction with the CHI Transaction (Note 6). Each director received 1,000,000 units.